Related party transactions and balances (Details 1) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Accounts receivable-related parties current		$ 272,731	$ 1,651,530
Advance suppliers of related parties			206,762
Other receivable - related parties Current		1,238,726	4,538,422
Loan receivable - related parties Current			43,773,878
Amounts due to related parties current		1,091,146	92,074
Accrued marketing and channel fee - related parties		8,721,892	4,495,817
Accruals and other liabilities related parties current		365,707	14,642,846
Loan payable - related parties Current		1,140,742
Shanghai Jinmao Asset Management Co., Ltd. [Member]
Accounts receivable-related parties current		$ 65,101	801,795
Description of relationship with the group		Key management positions held by the same person
Shenzhen Lianhe Currency Wealth Management (Shanghai) Co., Ltd. [Member]
Description of relationship with the group		Key management positions held by the same person
Shenzhen Lianhe Currency Wealth Management (Shanghai) Co., Ltd. [Member]
Accounts receivable-related parties current			824,998
Description of relationship with the group	[1]	Key management positions held by the same person
Beijing Kunlun Wealth Investment Management Co., Ltd. [Member]
Accounts receivable-related parties current		$ 207,630
Description of relationship with the group		Shares owned by the Founder of the Group
Other [Member]
Accounts receivable-related parties current			24,737
Description of relationship with the group		Shares owned by the Founder of the Group/ key management positions held by the same person
Huangshi Kaichuang Network Technology Co., Ltd. [Member]
Advance suppliers of related parties			205,239
Accruals and other liabilities related parties current		$ 323,829
Description of relationship with the group		Key management positions held by the same person
Advances To Suppliers Other [Member]
Advance suppliers of related parties			1,523
Description of relationship with the group		Shares owned by the same person
Xianfeng Payment Co., Ltd. [Member]
Other receivable - related parties Current	[2]	$ 1,190,244	2,077,069
Description of relationship with the group		Shares owned by the Founder of the Group
Beijing Net Credit Wealth Investment Management Co., Ltd. [Member]
Other receivable - related parties Current			994,650
Description of relationship with the group		Key management positions held by the same person
Net Credit Group Co., Ltd. [Member]
Other receivable - related parties Current			984,822
Description of relationship with the group		Key management positions held by the same person
Other receivable other [Member]
Other receivable - related parties Current		$ 48,482	481,881
Description of relationship with the group		Shares owned by the Founder of the Group/ key management positions held by the same person
Gain Thrive Limited [Member]
Loan receivable - related parties Current			22,471,164
Amounts due to related parties current		$ 12,021
Description of relationship with the group		On July 13, 2015, 50 million of the Company’s Ordinary Shares were transferred to the trust as a loan from Great Reap Venture Ltd. (“Great Reap”), a majority shareholder of our company and is 100% owned by Mr. Zhang. The Group recorded the 50 million shares at $4,077,000 as a reduction of the Group’s equity.
Net Credit Group Co., Ltd. [Member]
Loan receivable - related parties Current			2,093,869
Description of relationship with the group		The Group’s President Ms. Huanxiang Li and CEO, Mr. Sheng Jia hold the key management positions at Net Credit Group Co., Ltd. (“Net Credit Group”). The receivable primarily represents three and two borrowings during the year ended December 31, 2018 and 2017, respectively with this related party. These notes were due on January 2, 2019, July 6, 2019, May 28, 2019, December 31, 2018 and December 31, 2018, respectively. The borrowing’s interest rate ranges from 0% to 0.02% per day. During the year ended December 31, 2018, $122,427,925 and $123,836,854 of the loan principal were borrowed by and received from Net Credit Group, respectively. During the year ended December 31, 2018, $3,418,054 of interest were received. All loans were fully collected in November 2018. There were both due from and due to Net Credit Group (see vi below) as of December 31, 2018, and 2017 as they are related to the transactions with different subsidiaries in the Group, and these amounts would not be offset with each other.
UCF Holdings Group Limited [Member]
Loan receivable - related parties Current			16,810,642
Description of relationship with the group		UCF Holdings Group Limited (“UCF Holdings”) was primarily owned by the Group’s founder, Mr. Zhang Zhenxin. The receivable represents $14,312,759 of principal and $2,497,883 of interest about two borrowings with this related party, due on June 10, 2018, and December 31, 2017, respectively. Both of the borrowings bore an annual interest rate of 6%. No more new borrowing incurred during 2018. As of December 31, 2018, $14,312,759 of principal and $ 2,658,319 of interest were fully collected by March 2018 and October 2018, respectively.
Beijing Yilian Information Technology Services Co., Ltd. [Member]
Loan receivable - related parties Current			2,398,203
Description of relationship with the group		Key management positions held by the same person
Dalian United Holding Co., Ltd. [Member]
Amounts due to related parties current		$ 585,951
Description of relationship with the group		Shares owned by the Founder of the Group
Amounts due to related parties others [Members]
Amounts due to related parties current		$ 59,854	12,008
Description of relationship with the group		Shares owned by the Founder of the Group
Shanghai Jinmao Asset Management Co., Ltd. [Member]
Accrued marketing and channel fee - related parties		$ 5,491,404	3,723,689
Description of relationship with the group		Key management positions held by the same person
Shenzhen Lianhe Currency Wealth Management (Shanghai) Co., Ltd. [Member]
Accrued marketing and channel fee - related parties		$ 3,133,456	54,645
Description of relationship with the group		Key management positions held by the same person
Phoenix Asset Management Co., Ltd. [Member]
Accrued marketing and channel fee - related parties			345,771
Description of relationship with the group		Shares owned by the Founder of the Group
Jiangsu Shanghutong Capital Holding Co., Ltd. [Member]
Accrued marketing and channel fee - related parties		$ 5,958	53,706
Description of relationship with the group		Key management positions held by the same person
Accrued marketing and channel fee others [Member]
Accrued marketing and channel fee - related parties		$ 91,074	318,006
Xianfeng Payment Co., Ltd. (payment processing service charges) [Member]
Accruals and other liabilities related parties current	[3]		4,595,416
Dalian Xianfeng United Investment Consulting Co., Ltd. [Member]
Accruals and other liabilities related parties current			1,536,480
Description of relationship with the group		Shares owned by the Founder of the Group
Accruals and other liabilities other [Member]
Accruals and other liabilities related parties current		$ 41,878
Beijing Yuewang Jinfu Information Technology Co., Ltd. [Member]
Loan payable - related parties Current		$ 437,114
Description of relationship with the group		The Group’s founder, Mr. Zhang Zhenxin owns shares of Beijing Yuewang Jinfu Information Technology Co., Ltd. The payable represents the balance of a new borrowing from this related party in August 2018. The borrowing is approximately $437,114, bearing an interest rate of 0% per annum, with a maturity date on August 16, 2019. The amount was fully repaid in January 2019.
Net Credit Group Co., Ltd. [Member]
Loan payable - related parties Current		$ 703,628
Description of relationship with the group		The Group's President Ms. Huanxiang Li and CEO, Mr. Sheng Jia hold the key management positions at Net Credit Group. The loan payable represents a total principal of $4,225,445 with interest rate 0.02% per day from this related party, due on Aug 16, 2019. As of December 31, 2018, $1,452,370 of principal was offset with the loan to Net Credit Group. The balance at the year ended December 31, 2018 was $703,628, which was subsequently collected in February, 2019.
Great Reap Venture Ltd. [Member]
Note payable - related party Current		$ 4,077,000
Note payable - related party Non-current			4,077,000
Description of relationship with the group		On July 13, 2015, 50 million of the Company’s Ordinary Shares were transferred to the trust as a loan from Great Reap Venture Ltd. (“Great Reap”), a majority shareholder of our company and is 100% owned by Mr. Zhang. The Group recorded the 50 million shares at $4,077,000 as a reduction of the Group’s equity.
Net Credit Group Co., Ltd. [Member]
Amounts due to related parties current		$ 433,320	$ 80,066
Description of relationship with the group		The Group’s President Ms. Huanxiang Li and CEO, Mr. Sheng Jia hold the key management positions at Net Credit Group. The total amounts of $433,320 represents an overpayment received from this related party. The balance was subsequently repaid to the related party in February, 2019.

[1]	This entity was no longer treated as a related party since the entity was disposed by Mr. Zhenxin Zhang in 2017
[2]	Xianfeng Payment Co., Ltd ("Xianfeng Payment") was primarily owned by the Group's founder and major shareholder, Mr. Zhenxin Zhang. Xianfeng Payment acted as the certified payment platform which facilitated the deposit from investors and payment to the borrowers via the custody accounts. The amount due from Xianfeng Payment was related to the Group's deposit that was not yet withdrawn, and the amount due to Xianfeng Payment was related to the service fee that Group collected from the borrowers.
[3]	Interest income received from the customers' deposits at Haikou United Rural Commercial Bank Co., Ltd.